Cover Page	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	HOLLYSYS AUTOMATION TECHNOLOGIES LTD.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30